1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

February 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          SEI Institutional Managed Trust Post-Effective Amendment No. 82 to Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Managed Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of introducing revisions to the investment strategy of the Multi-Asset Capital Stability Fund, as well as introducing other non-material changes.

Please contact the undersigned at 215.963.4969 with your questions or comments.

Very truly yours,

/s/ John J. O’Brien

John J. O’Brien, Esq.

cc:      Ms. Julie Vossler